Label	Element	Value
Dodge & Cox Emerging Markets Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dodge & Cox Emerging Markets Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of principal and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund incurs transaction costs, such as commissions, when Dodge & Cox buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
∎	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods;
∎	Your investment has a 5% return each year;
∎	The Fund’s operating expenses remain the same; and
∎	The Fund’s expense reimbursement agreement is effective until April 30, 2026.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified portfolio of emerging markets equity securities issued by companies from at least three different countries. The Fund is not required to allocate its investments in set percentages in particular countries. Under normal circumstances, the Fund will invest at least 80% of its total assets in equity securities of emerging market issuers. Equity securities may include common stocks, depositary receipts evidencing ownership of common stocks, certain preferred stocks, and securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants). Derivative transactions that have economic characteristics similar to such equity securities are included in the Fund’s 80% investment policy. Emerging market issuers include those located in emerging market countries and those determined by Dodge & Cox to have significant economic exposure to emerging market countries. For purposes of its 80% investment policy, Dodge & Cox will consider all countries that are not part of the MSCI Developed Market Indexes (including both emerging markets and frontier markets countries) to be emerging market countries. In determining whether an issuer is located in or has significant economic exposure to an emerging market country, Dodge & Cox will consider the issuer’s country of organization, the location of its management, the country of its primary listing, its reporting currency, and whether the issuer has significant assets in, or derives significant revenues or profits from, emerging market countries. The Fund may use derivatives, such as futures, options, and swaps either to create exposure to equity securities or to hedge against exposure created by its other investments. The Fund may gain exposure to emerging market issuers by investing in exchange-traded funds (“ETFs”). The Fund may use currency forward contracts, currency swaps, or currency futures contracts to hedge direct and/or indirect currency exposure or currency risk.
The Fund may invest in companies of any size, including large-, medium-, and small-cap companies. In selecting investments, the Fund typically invests in companies that, in Dodge & Cox’s opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term profit growth. Dodge & Cox relies on fundamental research to select investments for the Fund’s portfolio, supplemented by financial screening models that help identify companies from within the Fund’s investment universe for further consideration by research analysts. The Fund focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, financially material environmental, social, and governance (ESG) issues, and the reputation, experience, and competence of a company’s management are weighed against valuation in selecting individual securities. The Fund also considers the economic and political stability of the country where the issuer is located and the protections provided to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:
∎	Equity risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers.
∎	Market risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, inflation, or other events could also have a significant impact on the Fund and its investments and potentially increase the risks described herein.
∎	Manager risk. Dodge & Cox’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Depending on market conditions, Dodge & Cox’s investing style may perform better or worse than portfolios managed with a different investment style. Dodge & Cox may not make timely purchases or sales of securities for the Fund. The Fund may underperform the broad market, relevant indices, or other funds with similar objectives and investment strategies. Financial models used by the Fund to help identify potential investments may not adequately account for all relevant factors, may rely on inaccurate data inputs or assumptions or may contain design flaws which could negatively impact the Fund’s performance.
∎	Emerging markets risk. Emerging market securities may present issuer, market, currency, liquidity, volatility, valuation, legal, political, and other risks different from, and potentially greater than, the risks of investing in securities of issuers in more developed markets. Emerging markets may have less established legal, accounting, and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. In addition, companies in emerging markets may be subject to less stringent standards on disclosure, accounting and financial reporting, and recordkeeping, which may affect the Fund’s ability to evaluate potential and current investments. Governments in emerging market countries may be less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, investor protection regimes may be more limited in emerging markets. For example, it may be more difficult for shareholders to bring derivative litigation or for U.S. regulators to bring enforcement actions against issuers in emerging markets. Because the Fund focuses its investments in emerging market securities, it may have a limited ability to mitigate losses in an environment that is adverse to emerging market securities in general. Emerging market securities may also be more volatile, more difficult to value, and have lower overall liquidity than securities economically tied to U.S. or developed non-U.S. markets.

∎	Frontier markets risk. Frontier markets generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks associated with investing in emerging market countries are magnified in frontier markets. Frontier markets are more susceptible to abrupt changes in currency value, have less mature settlement practices, and can have lower trading volumes that can lead to more price volatility and lower liquidity.
∎	Non-U.S. investment risk. Securities of non-U.S. issuers (including ADRs, ADSs, GDRs and other securities that represent interests in a non-U.S. issuer’s securities) may be more volatile, harder to value, and have lower overall liquidity than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability, or unfavorable government action in their local jurisdictions or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non-U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. Non-U.S. stock markets may decline due to conditions specific to an individual country, including unfavorable economic conditions relative to the United States. The Fund generally holds non-U.S. securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight. There may be increased risk of delayed transaction settlement. These risks may be higher when investing in emerging and frontier markets. Certain of these elevated risks may also apply to securities of U.S. issuers with significant non-U.S. operations.
∎	Non-U.S. currency risk. Non-U.S. currencies may decline relative to the U.S. dollar, which reduces the unhedged value of securities denominated in or otherwise exposed to those currencies. Dodge & Cox may not hedge or may not be successful in hedging the Fund’s currency exposure. Dodge & Cox may not be able to determine accurately the extent to which a security or its issuer is exposed to currency risk. Emerging and frontier market currencies may be more volatile than currencies of more developed countries.
∎
China investment risk. Investments in Chinese securities may be more vulnerable to political and economic risks than investments in securities from other countries. The Chinese government has historically exercised substantial control over China’s economy and financial markets. Although economic reforms have recently liberalized trade policy and reduced government control, changes in these policies could adversely affect Chinese companies or investments in those companies. Changes in government policy could also substantially affect the value of China’s currency relative to the U.S. dollar. The Chinese economy is highly dependent on exporting products and services and could experience a significant slowdown if there is a reduction in global demand for Chinese exports or as the result of trade tensions with the United States or other key trading partners. The Fund may obtain exposure to a Chinese company by investing in legal structures known as variable interest entities (“VIEs”) that offer economic exposure to, but not an equity ownership in, a Chinese company. Intervention by the Chinese government with respect to VIE structures could significantly affect the value of a VIE investment and could negatively impact Fund performance; and due to different legal standards in China, the Fund may be unable to enforce its rights with respect to holdings in Chinese securities. In addition, strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies may impact China’s economy and Chinese issuers of securities in which the Fund invests. Separately, information about the Chinese securities in which the Fund invests may be less reliable or complete; and Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which could significantly decrease the liquidity and value of the securities.

∎	Geographic risk. From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, risks relating to economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may be more volatile if it focuses its investments in certain countries, especially emerging market or frontier market countries.
∎	Liquidity risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may be greater in emerging and frontier markets than in more developed markets.
∎	Small-cap Securities risk. Small cap companies may be more volatile and subject to greater short term risk than larger, more established companies. They are likely to be less liquid than companies with larger market capitalizations, which could affect the overall liquidity of the Fund’s portfolio. In addition, smaller companies may have more limited product lines or markets, be less financially secure, and depend on a more limited management group than larger companies. It may be difficult to evaluate the potential for long-term growth of smaller companies.
∎	Derivatives risk. Investing with derivatives, such as equity futures, options, and swaps; and currency forwards, swaps, and futures, involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. A derivative can create leverage because it can result in exposure to an amount of a security, index, or other underlying investment (a “notional amount”) that is substantially larger than the derivative position’s market value. Often, the upfront payment required to enter into a derivative is much smaller than the potential for loss, which for certain types of derivatives may be unlimited. The Fund may not be able to close a derivatives position at an advantageous time or price. As a result, the Fund may be required to continue making required margin and settlement payments and, if the Fund has insufficient cash on hand to meet such requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Derivatives also can create operational and legal risk. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

∎	Large shareholder risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carry-forwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad measure of market performance.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Visit the Fund’s website at dodgeandcox.com or call 800‑621‑3979 for current performance figures.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s returns from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800‑621‑3979
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	dodgeandcox.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Dodge & Cox Emerging Markets Stock Fund Annual total returns Inception - 2022 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the time period were: Highest: 13.92% (quarter ended December 31, 2022) Lowest: –11.70% (quarter ended September 30, 2022)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended 12/31/2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Dodge & Cox Emerging Markets Stock Fund | Dodge & Cox Emerging Markets Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Sales charge (load) imposed on reinvested distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (custody, accounting, legal, etc.)	rr_OtherExpensesOverAssets	0.64%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[3]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.54%	[3]
Net Expenses	rr_NetExpensesOverAssets	0.70%	[3]
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	516
10 Years	rr_ExpenseExampleYear10	$ 1,348
2022	rr_AnnualReturn2022	(14.91%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.70%)
1 Year	rr_AverageAnnualReturnYear01	(14.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2021
Dodge & Cox Emerging Markets Stock Fund | Return after taxes on distributions | Dodge & Cox Emerging Markets Stock Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2021
Dodge & Cox Emerging Markets Stock Fund | Return after taxes on distributions and sale of Fund shares | Dodge & Cox Emerging Markets Stock Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2021
Dodge & Cox Emerging Markets Stock Fund | MSCI EM Index (Net) (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.09%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(15.93%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2021	[4]

[1]	Management fees include investment advisory fee expenses of 0.55%; and administrative services fee expenses of 0.05%.
[2]	Other expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain Total Annual Fund Operating Expenses at 0.70% until April 30, 2026. This agreement cannot be terminated prior to April 30, 2026 other than by resolution of the Fund’s Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year.
[4]	MSCI EM Index (Net) returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the Fund may be lower.